                                   P U T N A M
                                   INVESTMENTS
                                [GRAPHIC OMITTED]











































                                Lincoln National

                                Aggressive Growth Fund, Inc.

                                Semi-Annual Report

                                June 30, 2002



                                                      Aggressive Growth Fund

Lincoln National


Aggressive Growth Fund, Inc.



Index

     Commentary                                                        1

     Statement of Net Assets                                           2

     Statement of Operations                                           4

     Statements of Changes in Net Assets                               4

     Financial Highlights                                              5

     Notes to Financial Statements                                     6

Lincoln National

Aggressive Growth Fund, Inc.


Semi-Annual Portfolio Commentary

For the six months ended June 30, 2002




Managed by:                        P U T N A M
                                   INVESTMENTS
                                [GRAPHIC OMITTED]

The Lincoln National Aggressive Growth Fund returned -19.4%(1) for the six months ended June 30, 2002, outperforming its style-specific index, the Russell MidCap Growth Index, return of -19.7%* and underperforming a broader market index, the S&P MidCap 400 Index return of -3.2%**. The sectors providing the best relative returns during the period included consumer staples, health care, communications services, and utilities.

Within consumer staples, strong stock selection and overweighting restaurants were significant contributors, as were consumer goods and distribution. In communications services, stock selection in telecommunications was beneficial, while in utilities, overweighting the sector and adept stock selection in electric utilities boosted returns. Areas hindering performance included technology (due to lagging software) and basic materials (since no stocks met our investment criteria). Financials were neutral, with strong stock selection in banks offsetting a lack of representation with strong diversified finance.

The Fund's largest sector commitment remains the financial sector
(particularly banks and consumer finance), followed by energy. The health-care commitment is also large. We are focused on pharmaceuticals and biotechnology. The Fund's lowest relative exposure is to consumer cyclicals (especially services, broadcasting, and publishing), followed by capital goods.

Putnam Investments
Specialty Growth Team



(1)  After the deduction of fund expenses.

* The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher casted growth values. Russell MidCap Companies consist of the 800 smallest companies in the Russell 1000 Index, which is an index of the 1,000 largest U.S. companies based on total market capitalization.

** The S&P MidCap 400 Index is the Standard & Poor's Composite Index of 400 stocks, a widely recognized unmanaged index of common stock prices of medium-sized companies.

The Fund pursues its investment objective by investing primarily in companies with market capitalizations at the time of purchase, equivalent to those companies included in the Russell MidCap Growth Index. Accordingly, the chart above compares the performance of the Fund to that of the Russell Midcap Growth Index.


                           Aggressive Growth Fund  1

Lincoln National

Aggressive Growth Fund, Inc.

Statement of Net Assets
June 30, 2002 (Unaudited)


                                                        Number       Market
Common Stock - 98.53%                                   of Shares    Value
--------------------------------------------------------------------------------
Aerospace & Defense - 0.09%
--------------------------------------------------------------------------------
 Northrop Gruman                                           2,002     $   250,250
--------------------------------------------------------------------------------
                                                                         250,250
Automobiles & Automotive Parts - 0.42%
--------------------------------------------------------------------------------
+Lear                                                     24,600       1,137,750
--------------------------------------------------------------------------------
                                                                       1,137,750
Banking & Finance - 9.20%
--------------------------------------------------------------------------------
+AmeriCredit                                              90,000       2,524,500
 Bear Stearns                                             10,700         653,235
 Capital One Financial                                    16,400       1,001,220
 Charter One Financial                                    47,000       1,615,860
 First Tennessee National                                 31,800       1,217,940
 Greenpoint Financial                                     15,200         746,320
+Investment Technology                                    13,000         425,100
 Investors Financial Services                             47,400       1,589,796
 Legg Mason                                               28,600       1,407,406
 M & T Bank                                               30,600       2,624,256
 Metris Companies                                         30,112         250,231
 North Fork Bancorporation                                52,100       2,074,101
 Northern Trust                                           22,700       1,000,162
 SEI Investments                                          57,800       1,628,226
 SLM                                                       9,073         879,174
 SouthTrust                                               18,100         472,772
 Waddell & Reed Financial Class A                         27,400         628,008
 Zions Bancorporation                                     76,200       3,970,019
--------------------------------------------------------------------------------
                                                                      24,708,326
Business Services - 0.88%
--------------------------------------------------------------------------------
+Concord EFS                                              29,700         895,158
+Convergys                                                75,000       1,461,000
--------------------------------------------------------------------------------
                                                                       2,356,158
Cable, Media & Publishing - 1.31%
--------------------------------------------------------------------------------
+Charter Communications Class A                           19,500          79,560
 Interpublic Group of Companies                            9,861         244,158
+Lamar Advertising                                        60,100       2,236,321
+Univision Communications                                  9,305         292,177
+USA Networks                                             28,100         658,945
--------------------------------------------------------------------------------
                                                                       3,511,161
Chemicals - 1.36%
--------------------------------------------------------------------------------
  Ecolab                                                  79,000       3,652,170
--------------------------------------------------------------------------------
                                                                       3,652,170
Computers & Technology - 18.23%
--------------------------------------------------------------------------------
 Adobe Systems                                            75,300       2,146,050
+Affiliated Computer Services                             80,700       3,831,637
+BEA Systems                                              13,500         128,385
+BISYS                                                    54,900       1,828,170
+Brocade Communications Systems                           12,800         223,744
+Business Objects ADR                                     27,500         772,750
+Choicepoint                                               7,700         350,119
+DST Systems                                              44,600       2,038,666
+Dupont Photomasks                                        13,600         441,728
+Electronics Arts                                         49,400       3,262,870
+Emulex                                                   91,400       2,057,414
+Fiserv                                                   69,700       2,558,687
 Henry (Jack) & Associates                                41,100         685,959
+International Game Technology                            53,000       3,005,100
+Internet Security Systems                                63,000         826,560
+Intuit                                                   12,200         606,584
+Jabil Circuit                                            25,600         540,416
+Kla-Tencor                                               19,375         852,306
+Lam Research                                             87,400       1,571,452
+Lexmark International                                    65,300       3,552,320
 Linear Technology                                        62,200       1,954,946
+Manugistics                                              17,137         104,707
+Matrixone                                                19,800         118,998


                                                        Number       Market
Computers & Technology (Cont'd)                         of Shares    Value
--------------------------------------------------------------------------------
+Mentor Graphics                                          24,900     $   354,078
+Mercury Interactive                                       9,621         220,898
+Microchip Technology                                     42,600       1,168,518
+NETIQ                                                    56,700       1,283,121
+Network Associates                                       69,200       1,333,484
+Nvidia                                                    8,800         151,184
+Peoplesoft                                               57,400         854,112
+Precise Software Solutions                                6,700          63,985
+Retek                                                    16,900         410,670
+Semtech                                                  53,700       1,433,790
+Siebel Systems                                           60,300         857,466
+Skyworks Solutions                                        6,600          36,630
+Sungard Data Systems                                    107,300       2,841,304
+Symantec                                                 76,700       2,519,595
 Symbol Technologies                                      35,000         297,500
+Synopsys                                                  5,900         323,379
+Tibco Software                                           42,500         236,300
+VeriSign                                                 27,041         194,425
+Veritas Software                                         39,400         779,726
+WebMethods                                               12,567         124,413
--------------------------------------------------------------------------------
                                                                      48,944,146
Consumer Products - 2.08%
--------------------------------------------------------------------------------
 Alberto Culver Class B                                    6,000         286,800
 Estee Lauder Class A                                     84,600       2,977,920
 Fortune Brands                                            4,600         257,324
 Newell Rubbermaid                                        58,400       2,047,504
--------------------------------------------------------------------------------
                                                                       5,569,548
Electronics & Electrical Equipment - 6.46%
--------------------------------------------------------------------------------
 Applera - Applied Biosystems                              8,700         169,563
+Broadcom Class A                                         84,700       1,485,638
+Brooks - PRI Automation                                  25,600         654,336
+Celestica                                                40,800         926,568
+Integrated Device Technology                             56,800       1,030,352
+LSI Logic                                               160,100       1,400,875
+LTX                                                      24,800         354,144
+Marvell Technology                                       54,500       1,084,005
+Maxim Integrated Products                                13,100         502,123
+Micrel                                                   95,100       1,367,538
+Novellus Systems                                         54,500       1,853,000
+Photon Dynamics                                          13,200         396,000
+PMC - Sierra                                            167,200       1,549,944
+QLogic                                                   65,000       2,476,500
+RF Micro Devices                                         99,000         754,380
+Teradyne                                                 57,200       1,344,200
--------------------------------------------------------------------------------
                                                                      17,349,166
Energy - 7.59%
--------------------------------------------------------------------------------
 Burlington Resources                                     44,200       1,679,600
+Cooper Cameron                                           55,100       2,667,942
 EOG Resources                                            14,600         579,620
 GlobalSantaFe                                           101,314       2,770,938
 Kerr-McGee                                                4,300         230,265
 Murphy Oil                                               33,800       2,788,500
+Nabors Industries                                         7,000         246,120
+Noble                                                    79,500       3,068,700
+Smith International                                      71,600       4,882,404
 Transocean Sedco Forex                                   14,600         454,790
 Valero Energy                                            26,719         999,825
--------------------------------------------------------------------------------
                                                                      20,368,704
Food, Beverage & Tobacco - 1.34%
--------------------------------------------------------------------------------
 Pepsi Bottling                                           52,500       1,617,000
 Sysco                                                    72,431       1,971,572
--------------------------------------------------------------------------------
                                                                       3,588,572
Healthcare & Pharmaceuticals - 24.99%
--------------------------------------------------------------------------------
+Abgenix                                                  32,168         315,246
+AdvancePCS                                               56,700       1,357,398
+Affymetrix                                                5,800         139,142
+Alcon                                                    22,200         756,132
 Allergan                                                 32,600       2,176,050
 AmerisourceBergen Class A                                75,400       5,730,400
+Andrx                                                   100,200       2,702,394
+Apogent Technologies                                     62,600       1,287,682
+Barr Laboratories                                         8,300         527,299

                           Aggressive Growth Fund  2


                                                        Number      Market
Healthcare & Pharmaceuticals (Cont.)                    of Shares   Value
--------------------------------------------------------------------------------
 Biomet                                                  107,300    $  2,909,976
+Caremark RX                                             170,700       2,816,550
+Celgene                                                   8,500         130,050
+Cephalon                                                 26,000       1,175,200
+Charles River Laboratories                                9,200         322,460
+Chiran                                                    4,700         166,145
+Cytyc                                                    71,300         543,306
+Enzon                                                    10,800         271,296
+Express Scripts Class A                                  56,000       2,806,160
+Forest Laboratories                                       9,400         665,520
+Genzyme-General Division                                 72,500       1,394,900
+Gilead Sciences                                         102,800       3,380,064
+Guidant                                                  53,500       1,617,305
+Health Management Associates                             93,100       1,875,965
+Health Net                                               19,900         532,723
+Idec Pharmaceuticals                                     73,800       2,616,210
+Idexx Laboratories                                       57,100       1,472,609
+Immunex                                                  61,372       1,371,050
+Invitrogen                                                9,058         289,947
+IVAX                                                     21,905         236,574
+King Pharmacueticals                                    101,400       2,256,150
+Laboratory Corporation of America Holdings               98,000       4,473,700
+Ligand Pharmaceuticals Class B                           11,900         172,550
+Medimmune                                               140,300       3,703,920
+Protein Design Labs                                      13,800         149,868
+Qiagen                                                   13,500         157,275
+Quest Diagnostics                                        40,300       3,467,815
+Scios                                                    12,300         376,503
+Shire Pharmaceuticals ADR                                71,865       1,854,836
+St Jude Medical                                          27,300       2,018,562
 Stryker                                                  15,365         822,181
 Teva Pharmaceutical ADR                                  12,600         841,428
+Trigon Healthcare                                         5,900         593,422
+Trimeris                                                  3,100         137,609
+Universal Health Services Class B                        25,900       1,269,100
+Zimmer Holdings                                          90,800       3,237,928
--------------------------------------------------------------------------------
                                                                      67,118,600
Industrial Machinery - 0.27%
--------------------------------------------------------------------------------
 Dover                                                    15,100         528,500
+FEI                                                       8,300         203,433
--------------------------------------------------------------------------------
                                                                         731,933
Insurance - 1.46%
--------------------------------------------------------------------------------
 ACE Limited                                              83,100       2,625,960
 Ambac Financial                                          11,000         741,400
 Arthur J. Gallagher                                       8,100         280,665
 Everest Re                                                4,800         268,560
--------------------------------------------------------------------------------
                                                                       3,916,585
Leisure, Lodging & Entertainment - 2.96%
--------------------------------------------------------------------------------
 Darden Restaurants                                        6,920         170,924
 Four Season Hotels                                       23,200       1,088,080
 Harley-Davidson                                          15,300         784,431
+Harrah's Entertainment                                   28,400       1,259,540
 Marriott International Class A                           33,600       1,278,480
+MGM Mirage                                               14,300         482,625
 Royal Caribbean Cruises                                  50,000         975,000
 Wendy's International                                    34,200       1,362,186
+Westwood One                                             16,000         534,720
--------------------------------------------------------------------------------
                                                                       7,935,986
Miscellaneous - 0.35%
--------------------------------------------------------------------------------
+Apollo - Class A                                         24,000         946,080
--------------------------------------------------------------------------------
                                                                         946,080
Retail - 13.82%
--------------------------------------------------------------------------------
+AutoZone                                                 23,700       1,832,010
+Bed Bath & Beyond                                        90,800       3,426,792
+Best Buy                                                 12,150         441,045
+Big Lots                                                 51,300       1,009,584
+CDW Computer Centers                                     21,000         983,010
+Dollar Tree Stores                                       39,000       1,536,990
 Family Dollar Stores                                     91,300       3,218,325
+Krispy Kreme Doughnuts                                   43,800       1,409,922
+Michaels Stores                                          27,800       1,084,200


                                                       Number      Market
Retail (Cont'd)                                        of Shares   Value
--------------------------------------------------------------------------------
+Office Depot                                            60,700    $   1,019,760
 Radioshack                                              63,504        1,908,930
 Ross Stores                                              9,100          370,825
+Staples                                                164,600        3,242,620
+Starbucks                                              237,300        5,896,905
 Talbots                                                 12,524          438,340
 Tiffany                                                 27,394          964,269
 TJX                                                    198,500        3,892,585
+Williams-Sonoma                                         52,000        1,594,320
+Yum! Brands                                             97,600        2,854,800
--------------------------------------------------------------------------------
                                                                      37,125,232
Telecommunications - 2.28%
--------------------------------------------------------------------------------
+Amdocs Limited                                          15,841          119,600
 CenturyTel                                              66,500        1,961,750
+Extreme Networks                                       162,400        1,638,616
+L-3 Communications                                      24,000        1,296,000
+McData                                                  59,800          526,838
+Network Appliance                                       14,100          175,404
+Sonus Networks                                          41,800           84,436
 Telephone & Data Systems                                 4,000          242,200
+Time Warner Telecom Class A                             16,400           27,552
+Western Wireless Class A                                14,300           46,332
--------------------------------------------------------------------------------
                                                                       6,118,728
Textiles, Apparel & Furniture - 1.48%
--------------------------------------------------------------------------------
 Cintas                                                  54,800        2,708,764
+Columbia Sportswear                                     30,800          985,569
+Jones Apparel                                            7,200          270,000
--------------------------------------------------------------------------------
                                                                       3,964,333
Utilities - 1.96%
--------------------------------------------------------------------------------
 Entergy                                                 58,400        2,478,496
+Mirant                                                  19,600          143,080
 Progress Energy                                         50,700        2,636,907
--------------------------------------------------------------------------------
                                                                       5,258,483
--------------------------------------------------------------------------------
Total Common Stock
  (cost $290,936,995)                                               $264,551,911
--------------------------------------------------------------------------------


                                                   Principal
Repurchase Agreements 1.41%                        Amount
 ----------------------------------------------------------------------------
Goldman Sachs & Co, dated 6/28/02,
  1.97%, maturing 7/1/02, collateralized
  by $3,530,000 Fannie Mae, 6.625%,
  11/15/10 market value $4,148,128                 $3,798,000       3,798,000
 ----------------------------------------------------------------------------
Total Repurchase Agreements
  (cost $3,798,000)                                                 3,798,000
 ----------------------------------------------------------------------------
Total Market Value of Securities - 99.94%
  (cost $294,734,995)                                             268,349,911
 ----------------------------------------------------------------------------
Receivables and Other Assets Net of
  Liabilities - 0.06%                                                 171,158
 ----------------------------------------------------------------------------
Net Assets - 100.00%
(Equivalent to $7.559 per share, based on
  35,525,090 shares issued and
  outstanding)                                                   $268,521,069
 ----------------------------------------------------------------------------
Components of Net Assets at June 30, 2002
Common Stock, par value $.01 per
  share, 50,000,000 authorized shares                            $    355,251
Paid in capital in excess of par
  value of share issued                                           519,852,650
Accumulated net investment loss                                      (753,464)
Accumulated net realized loss on
  investments                                                    (224,548,284)
Net unrealized depreciation of investments                        (26,385,084)
 ----------------------------------------------------------------------------
Total Net Assets                                                 $268,521,069
 ----------------------------------------------------------------------------

+ Non-income producing security for the period ending June 30, 2002.

ADR - American Depositary Receipts

See accompanying notes to financial statements.


                           Aggressive Growth Fund  3

Lincoln National Aggressive Growth Fund, Inc.


Statement of Operations

Period ended June 30, 2002 (Unaudited)

Investment income:
 Dividends                                                          $    507,145
--------------------------------------------------------------------------------
 Interest                                                                 72,356
--------------------------------------------------------------------------------
   Total investment income                                               579,501
--------------------------------------------------------------------------------
Expenses:
 Management fees                                                       1,167,128
--------------------------------------------------------------------------------
 Accounting fees                                                          74,929
--------------------------------------------------------------------------------
 Printing and postage                                                     49,821
--------------------------------------------------------------------------------
 Professional fees                                                        13,206
--------------------------------------------------------------------------------
 Custody fees                                                             11,644
--------------------------------------------------------------------------------
 Directors fees                                                            3,150
--------------------------------------------------------------------------------
 Other                                                                    13,796
--------------------------------------------------------------------------------
                                                                       1,333,674
--------------------------------------------------------------------------------
Less expenses paid indirectly                                               (709)
--------------------------------------------------------------------------------
 Total expenses                                                        1,332,965
--------------------------------------------------------------------------------
Net investment loss                                                     (753,464)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments:
--------------------------------------------------------------------------------
 Net realized loss on investments                                    (30,823,967)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of investments   (34,254,855)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                      (65,078,822)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                $(65,832,286)
--------------------------------------------------------------------------------

Statements of Changes in Net Assets


                                                    Period
                                                    ended
                                                    6/30/02        Year ended
                                                    (Unaudited)    12/31/01
                                                    ----------------------------
Changes from operations:
 Net investment loss                                $   (753,464)  $  (1,520,374)
--------------------------------------------------------------------------------
 Net realized loss on investments                    (30,823,967)   (184,160,268)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation/
   depreciation of investments                       (34,254,855)     (3,296,366)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations (65,832,286)   (188,977,008)
--------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
 Net realized gain on investments                             --     (96,728,777)
--------------------------------------------------------------------------------
   Total dividends and distributions to shareholders          --     (96,728,777)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                          (18,511,760)     47,157,254
--------------------------------------------------------------------------------
 Total decrease in net assets                        (84,344,046)   (238,548,531)
--------------------------------------------------------------------------------
Net assets, beginning of period                      352,865,115     591,413,646
--------------------------------------------------------------------------------
Net assets, end of period                           $268,521,069   $ 352,865,115
--------------------------------------------------------------------------------



See accompanying notes to financial statements.


                           Aggressive Growth Fund  4

Lincoln National Aggressive Growth Fund, Inc.



Financial Highlights

(Selected data for each capital share outstanding throughout each period)


                                                              Period
                                                              ended
                                                              06/30/02(1)    Year ended December 31,
                                                              (Unaudited)    2001       2000        1999(2)     1998       1997
                                                               --------------------------------------------------------------------
Net asset value, beginning of period                            $  9.371     $ 17.644   $ 19.038    $ 13.367    $ 16.385   $ 13.980

Income (loss) from investment operations:
 Net investment income (loss)(3)                                  (0.020)      (0.043)    (0.083)     (0.060)      0.001      0.023
 Net realized and unrealized gain (loss)
   on investments                                                 (1.792)      (5.119)    (0.279)      5.732      (0.810)     3.055
                                                               --------------------------------------------------------------------
 Total from investment operations                                 (1.812)      (5.162)    (0.362)      5.672      (0.809)     3.078
                                                               --------------------------------------------------------------------
Less dividends and distributions from:
 Net investment income                                                --           --         --      (0.001)     (0.023)        --
 Net realized gain on investments                                     --       (3.111)    (1.032)         --      (2.186)    (0.673)
                                                               --------------------------------------------------------------------
 Total dividends and distributions                                    --       (3.111)    (1.032)     (0.001)     (2.209)    (0.673)
                                                               --------------------------------------------------------------------
 Net asset value, end of period                                 $  7.559     $  9.371   $ 17.644    $ 19.038    $ 13.367   $ 16.385
                                                               ====================================================================

Total Return(4)                                                   (19.36%)     (33.29%)    (2.69%)     42.43%     (6.20%)     23.09%

Ratios and supplemental data:
 Ratio of expenses to average net assets                            0.84%        0.81%      0.78%       0.87%       0.81%      0.81%
 Ratio of net investment income (loss) to
   average net assets                                              (0.47%)      (0.40%)    (0.41%)     (0.48%)      0.01%      0.16%
 Portfolio Turnover                                                   86%         112%       106%        209%        102%       105%
 Net assets, end of period (000 omitted)                        $268,521     $352,865   $591,414    $448,193    $335,366   $342,763


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Commencing May 1, 1999, Putnam Investments replaced Lynch & Mayer as the Fund's sub-adviser.

(3) The average shares outstanding method has been applied for per share information.

(4) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.


                           Aggressive Growth Fund  5

Lincoln National Aggressive Growth Fund, Inc.

Notes to Financial Statements

June 30, 2002 (Unaudited)

The Fund: Lincoln National Aggressive Growth Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation. The Fund invests in stocks of smaller, lesser-known companies, which have a chance to grow significantly in a short time.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2002 the custodial fees offset arrangements amounted to $709.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

Delaware Lincoln Investment Advisers (DLIA) (the "Advisor") is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's sub-advisor, and provides certain administrative services to the Fund. DLIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.65% of the average daily net assets of the Fund in excess of $400 million.

Putnam Investment Management, LLC (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's securities investments. For its services, the Sub-Advisor is paid directly by the Advisor, not the Fund.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.


                           Aggressive Growth Fund  6

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2002.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

3. Investments

At June 30, 2002, the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2002, the cost of investments was $294,734,995. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the period ended June 30, 2002 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation, and the net unrealized appreciation at June 30, 2002 are as follows:


                                                         Aggregate      Aggregate       Gross           Gross          Net
                                                         Cost of        Proceeds        Unrealized      Unrealized     Unrealized
                                                         Purchases      from Sales      Appreciation    Depreciation   Depreciation
                                                         --------------------------------------------------------------------------
                                                         $132,988,200   $147,211,590     $25,190,445    $(51,575,529)  $(26,385,084)


4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                                                           Period     Year
                                                                           ended      ended
                                                                           6/30/02    12/31/01
                                                                            ---------------------
                 Ordinary income                                            $ --      $48,278,971
                 Long-term capital gain                                       --       48,449,806
                                                                           -------    -----------
                 Total                                                      $ --      $96,728,777
                                                                           =======    ===========


The Fund's accumulated capital loss carryforwards may be applied against future capital gains. Such capital loss carry forwards expire as follows: 2009
- $174,625,332.


5. Supplemental Financial Instrument Information

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.


6. Summary of Changes From Capital Share Transactions


                                                    Shares Issued Upon
                                                    Reinvestment of                                        Net Increase (Decrease)
                           Capital                  Dividends &               Capital Shares               Resulting from Capital
                           Shares Sold              Distributions             Redeemed                     Share Transactions
                           --------------------------------------------------------------------------------------------------------
                           Shares      Amount       Shares      Amount        Shares       Amount          Shares      Amount
                           --------------------------------------------------------------------------------------------------------
Period ended
  June 30, 2002:             523,746   $4,605,521          --   $        --   (2,653,763)  $(23,117,281)   (2,130,017) $(18,511,760)
Year ended
  December 31, 2001:       1,626,148   17,964,320   7,963,838    96,728,777   (5,454,964)   (67,535,843)    4,135,022   47,157,254



                           Aggressive Growth Fund  7

7. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.


8. Line of Credit

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity Funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 25% of its total assets. The Fund had no amount outstanding at June 30, 2002, or at any time during the year.


                           Aggressive Growth Fund  8